Advantus Money Market Fund
Summary: SFT Advantus Money Market Fund
SFT Advantus Money Market Fund: Investment Objective
The Fund seeks maximum current income to the extent consistent with liquidity and the preservation of capital.
SFT Advantus Money Market Fund: Fees and Expenses
This table describes the fees and expenses that you pay if you buy and hold shares of the Fund. The table does not reflect charges assessed in connection with the variable life insurance policies or variable annuity contracts, or qualified plans, that invest in the Fund. If these charges were included, the expenses shown in the table below would be higher.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Advantus Money Market Fund SFT Advantus Money Market Fund
Shareholder Fees (fees paid directly from your investment)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Advantus Money Market Fund SFT Advantus Money Market Fund
Management Fees		0.30%
Distribution (12b-1) Fees		0.25%
Other Expenses		0.28%
Acquired Fund Fees and Expenses	[1]	0.01%
Total Annual Fund Operating Expenses		0.84%
[1]	Because Acquired Fund Fees and Expenses are not included in the Fund's Financial Highlights, the Fund's total annual fund operating expenses do not correlate to the ratios of expenses to average net assets shown in the Financial Highlights table.

Expense Example.
This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other funds.

The example assumes an investment of $10,000 in the Fund for the time periods indicated and then a redemption of all shares at the end of those periods. The example also assumes that the investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example does not reflect the other fees and expenses related to a variable life insurance policy, variable annuity contract or qualified plan that invests in the Fund. If these other fees and expenses were included, the expenses shown in the example below would be higher. Although actual costs may be higher or lower, based on these assumptions, costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Advantus Money Market Fund SFT Advantus Money Market Fund	86	268	466	1,037

SFT Advantus Money Market Fund: Principal Investment Strategies
The Fund intends to maintain a one dollar ($1.00) net asset value per share.

The Fund invests in a variety of U.S. dollar denominated money market securities, which may include domestic corporate obligations (including commercial paper, notes, bonds, asset-backed commercial paper and other asset-backed securities), securities issued or guaranteed by the U.S. government or one of its agencies or instrumentalities, shares of other investment companies that qualify as money market funds, and securities whose disposition is restricted under the federal securities laws but which have been determined by Advantus Capital to be liquid under liquidity guidelines adopted by the Trust’s Board of Trustees. The Fund invests only in high quality securities. Generally, the Fund may purchase only securities rated within the two highest short-term rating categories of one or more national rating agencies. The Fund only invests in securities that mature in 397 calendar days or less from the date of purchase in the case of securities in the national rating agencies’ highest short-term rating categories, and that mature in 45 calendar days or less from the date of purchase in the case of securities in the national rating agencies’ second highest short-term rating categories. The Fund maintains an average weighted maturity of 60 days or less and a weighted average life of 120 days or less.
SFT Advantus Money Market Fund: Principal Risks
An investment in the Fund may result in the loss of money, and may be subject to various risks including the following types of principal risks:
  Active Management Risk – the risk that the investment adviser’s judgments about the attractiveness, value, or potential appreciation of the Fund’s investments may prove to be incorrect. If the securities selected and strategies employed by the Fund fail to produce the intended results, the Fund could underperform other funds with similar objectives and investment strategies.
  Credit Risk – the risk that the Fund may lose some or all of its investment because an issuer of a debt security or other fixed income obligation will not make payments on the security or obligation when due, as well as the risk that the credit quality of a security may be lowered, resulting in a lower price, greater volatility and reduced liquidity for such security.
  Income Risk – the risk that the Fund may experience a decline in its income due to falling interest rates, earnings declines or income decline within a security.
  Inflation Risk – the risk that inflation will erode the purchasing power of the value of securities held by the Fund or the Fund’s dividends.
  Interest Rate Risk – the risk that the value of a debt security or fixed income obligation will decline due to an increase in market interest rates. Interest rates in the U.S. are at, or near, historic lows, which may increase the Fund’s exposure to risks associated with rising rates. The negative impact on a debt security or fixed income obligation from resulting rate increases could be swift and significant, including falling market values and reduced liquidity. Substantial redemptions from the Fund and other fixed income funds may worsen the impact. In addition, interest rates may decline further resulting in lower yields which make the Fund less attractive to investors who are seeking higher rates of returns. Also a lower yield may not be sufficient to cover the expenses of the Fund.
  Investment Company Risk – the risk that, to the extent the Fund invests in shares of another investment company, it will indirectly absorb its pro rata share of such investment company’s operating expenses, including investment advisory and administrative fees, which will reduce the Fund’s return on such investment relative to investment alternatives that to not include such expenses.
  Liquidity Risk – the risk that the debt securities or fixed income obligations purchased by the Fund, including restricted securities determined by the Fund’s investment adviser to be liquid at the time of purchase, may prove to be illiquid or otherwise subject to reduced liquidity due to changes in market conditions or quality ratings, or to errors in judgment by the investment adviser. The Fund may be exposed to liquidity risk when trading volume, lack of a market maker, or legal restrictions impair the Fund’s ability to sell particular securities at a favorable price or in a timely manner. In the event certain securities experience limited trading volumes, the prices of such securities may display abrupt or erratic movements. In addition, it may be more difficult for the Fund to buy and sell significant amounts of such securities without an unfavorable impact on prevailing market prices. As a result, these securities may be difficult to sell at a favorable price at the time when the investment adviser believes it is desirable to do so. Investment in securities that are less actively traded (or over time experience decreased trading volume) may restrict the Fund’s ability to take advantage of other market opportunities.
  Restricted Securities Risk – the risk that, in connection with investments in securities whose disposition is restricted under the federal securities laws, such securities may only be resold subject to statutory or regulatory restrictions, or if the Fund bears the costs of registering such securities. The Fund may therefore be unable to dispose of such securities as quickly as, or at prices as favorable as those for, comparable but unrestricted securities.
An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
SFT Advantus Money Market Fund: Performance
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. (The information reflects the performance of the Fund’s predecessor portfolio. See “Financial Highlights” at page 112 of the Prospectus.) The chart and table do not reflect the charges and other expenses associated with the variable life insurance policies and variable annuity contracts, or qualified plans which invest in the Fund. If such charges and expenses were included, the returns shown below would be lower. The past performance of the Fund does not necessarily indicate how the Fund will perform in the future.
Calendar Year Total Returns

Best Quarter (ended September 30, 2006 and June 30, 2007):                                                                                                                               1.16%
Worst Quarter (ended September 30, 2009, December 31, 2009, March 31, 2010, June 30, 2010, December 31, 2010,
March 31, 2011, June 30, 2011, September 30, 2011, December 31, 2011, March 31, 2012,
June 30, 2012,
September 30, 2012, December 31, 2012, March 31, 2013,
June 30, 2013,
September 30, 2013, December 31, 2013, March 31, 2014,
June 30, 2014, September 30, 2014, December 31, 2014): 0.00%
Average Annual Total Return (for periods ending December 31, 2014)
Average Annual Total Returns	1 Year	5 Years	10 Years
Advantus Money Market Fund SFT Advantus Money Market Fund	none	0.01%	1.36%